Note 32 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information of adjustments required to reflect net cash receipts from gas sales [text block]
	2019	2018
Changes in:
Accrued gas receivable	$2,256	$459
Gas delivered in excess of consumption	(405)	516
Accrued gas payable	676	(276)
Deferred revenue	1,659	(3,575)
	$4,186	$(2,876)

Disclosure of detailed information in changes in non-cash working capital [text block]
	As at March 31, 2019	As at March 31, 2018
Accounts receivable and unbilled revenue	$(92,923)	$(108,900)
Gas in storage	(601)	538
Prepaid expenses and deposits	(88,184)	(15,534)
Provisions	4,309	(3,501)
Trade and other payables	53,261	90,972
	$(124,138)	$(36,425)